ACCOUNTS PAYABLE AND ACCRUED LIABILITIES	12 Months Ended
Dec. 31, 2020
Accounts Payable And Accrued Liabilities
ACCOUNTS PAYABLE AND ACCRUED LIABILITIES	6. ACCOUNTS PAYABLE AND ACCRUED LIABILITES
	December 31, 2020	December 31, 2019
Trade payables	$306,737	$170,940
Accrued liabilities	104,091	33,821
	$410,828	$204,761